Guarantor Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	$ 51,967	$ 50,115	$ 22,444
Cash flows from investing activities:
Additions to equipment and fixtures	(48,701)	(39,312)	(22,904)
Net cash used in investing activities	(48,701)	(39,312)	(22,904)
Cash flows from financing activities:
Net borrowings (repayments) on line of credit	(10,075)	20,250	9,004
Net borrowings (repayments) on long term debt	13,575	1,069	(90)
Net borrowings (repayments) on capital leases	(11,660)	(10,685)	(5,860)
Proceeds from issuance of common stock related to pre-emptive rights and stock options			268
Tax payments on withholding of restricted stock	(11)	(23)	(233)
Proceeds from exercise of warrants			2,307
Repurchase of warrants			(1,608)
Repurchase of common stock		(13,645)
Net cash provided by (used in) financing activities	(8,171)	(3,034)	3,788
Effect of exchange rates on cash and cash equivalents	392	(3,010)	233
Net increase (decrease) in cash and cash equivalents	(4,513)	4,759	3,561
Cash and cash equivalents, beginning of period	23,248	18,489	14,928
Cash and cash equivalents, end of period	18,735	23,248	18,489
Parent
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	(17,545)	(4,447)	(22,321)
Cash flows from investing activities:
Investment in subsidiaries			(106,505)
Net cash used in investing activities			(106,505)
Cash flows from financing activities:
Net borrowings (repayments) on line of credit	(10,075)	20,250	9,004
Net intercompany	27,631	(2,135)	118,968
Proceeds from issuance of common stock related to pre-emptive rights and stock options			268
Tax payments on withholding of restricted stock	(11)	(23)	(233)
Proceeds from exercise of warrants			2,307
Repurchase of warrants			(1,608)
Repurchase of common stock		(13,645)
Net cash provided by (used in) financing activities	17,545	4,447	128,706
Net increase (decrease) in cash and cash equivalents			(120)
Cash and cash equivalents, beginning of period	6	6	126
Cash and cash equivalents, end of period	6	6	6
Guarantor subsidiaries
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	31,139	15,960	10,653
Cash flows from investing activities:
Investment in subsidiaries	16,940	(62,809)	105,038
Additions to equipment and fixtures	(15,750)	(20,062)	(15,081)
Net cash used in investing activities	1,190	(82,871)	89,957
Cash flows from financing activities:
Net borrowings (repayments) on long term debt	1,823	233	(90)
Net borrowings (repayments) on capital leases	(8,939)	(7,486)	(3,412)
Net intercompany	(31,284)	76,952	(100,003)
Net cash provided by (used in) financing activities	(38,400)	69,699	(103,505)
Effect of exchange rates on cash and cash equivalents	4,904	5,924	2,131
Net increase (decrease) in cash and cash equivalents	(1,167)	8,712	(764)
Cash and cash equivalents, beginning of period	11,143	2,431	3,195
Cash and cash equivalents, end of period	9,976	11,143	2,431
Non-Guarantor subsidiaries
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	38,373	38,602	34,112
Cash flows from investing activities:
Investment in subsidiaries	(16,940)	62,809	1,467
Additions to equipment and fixtures	(32,951)	(19,250)	(7,823)
Net cash used in investing activities	(49,891)	43,559	(6,356)
Cash flows from financing activities:
Net borrowings (repayments) on long term debt	11,752	836
Net borrowings (repayments) on capital leases	(2,721)	(3,199)	(2,448)
Net intercompany	3,653	(74,817)	(18,965)
Net cash provided by (used in) financing activities	12,684	(77,180)	(21,413)
Effect of exchange rates on cash and cash equivalents	(4,512)	(8,934)	(1,898)
Net increase (decrease) in cash and cash equivalents	(3,346)	(3,953)	4,445
Cash and cash equivalents, beginning of period	12,099	16,052	11,607
Cash and cash equivalents, end of period	$ 8,753	$ 12,099	$ 16,052